Cover	Nov. 06, 2025
Document Information [Line Items]
Entity Central Index Key	0001766478
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	Angel Oak Mortgage REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40495
Entity Tax Identification Number	37-1892154
Entity Address, Address Line One	3344 Peachtree Road Northeast
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	953-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AOMR
Security Exchange Name	NYSE
9.500% Senior Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	9.500% Senior Notes due 2029
Trading Symbol	AOMN
Security Exchange Name	NYSE
9.750% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	9.750% Senior Notes due 2030
Trading Symbol	AOMD
Security Exchange Name	NYSE